PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
New additions	$ 37,414,000	$ 31,242,000	$ 426,000
Renovation fee payable	4,144,000	1,472,000	$ 3,457,000
Prepayment	$ 373,000	$ 295,000